Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 7,378	$ 229
Other current assets	240	253
Total assets	7,618	482
Current liabilities:
Trade accounts payable	266	252
Other accounts payable	1,411	1,131
Short-term loans	1,197	573
Convertible notes		4,372
Warrant liability		160
Total current liabilities	2,874	6,488
Total liabilities	2,874	6,488
Commitments and contingencies
Temporary equity:
Total temporary equity		35,098
Shareholders’ equity (deficit):
Ordinary shares, no par value; Authorized: 19,677,478 shares; Issued and outstanding: 5,179,378 and 162,198 shares as of December 31, 2025 and 2024 respectively
Additional paid-in capital	60,538	1,042
Accumulated deficit	(55,794)	(42,146)
Total shareholders’ equity (deficit)	4,744	(41,104)
Total liabilities, temporary equity and shareholders’ equity (deficit)	7,618	482
Convertible Preferred A Shares
Temporary equity:
Total temporary equity		598
Convertible Preferred B Shares
Temporary equity:
Total temporary equity		7,575
Convertible Preferred C Shares
Temporary equity:
Total temporary equity		10,616
Convertible Preferred D-1 Shares
Temporary equity:
Total temporary equity		12,500
Convertible Preferred D-2 Shares
Temporary equity:
Total temporary equity		$ 3,809